Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Amount due from related parties	$ 65,967,532	$ 62,833,133
Total assets	131,733,094	$ 116,904,262
V Gallant (Singapore) Pte Ltd [Member]
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Amount due from related parties	206,643
Total assets	206,643
Trade and other payables	3,801
Total	3,801
Net identifiable assets disposed of	$ 202,842